Auditors' remuneration	12 Months Ended
Dec. 31, 2019
Auditor's remuneration [abstract]
Auditors' remuneration
39 Auditors’ remuneration
Group Auditors’ remuneration(a)

	2019 US$m	2018 US$m	2017 US$m
Audit of the Group	9.6	9.2	6.2
Audit of subsidiaries	6.8	7.5	8.1
Total audit	16.4	16.7	14.3

Audit-related assurance service	0.8	0.9	1.0
Other assurance services(b)	1.9	3.3	2.3
Total assurance services	2.7	4.2	3.3
Tax compliance(c)	0.1	—	0.3
Tax advisory services(c)	—	—	0.2
Other non-audit services not covered above	—	0.2	0.7
Total non-audit services	2.8	4.4	4.5

Total Group auditors’ remuneration	19.2	21.1	18.8

Audit fees payable to other accounting firms
Audit of the financial statements of the Group’s subsidiaries	1.4	1.4	2.0
Fees in respect of pension scheme audits	0.1	0.1	0.5
Total audit fees payable to other accounting firms	1.5	1.5	2.5

(a)
The remuneration payable to PwC, the Group Auditors, is approved by the Audit Committee. The Committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments made to member firms of PwC by the companies and their subsidiaries, along with fees in respect of joint operations paid for by the Group. Non-audit services arise largely from assurance and/or regulation related work.

(b)	Other assurance services relates to the review of non-statutory financial information including sustainability reporting.

(c)	Tax compliance involves the review of returns for corporation, income and excise taxes.